Other Payables and Accrued Liabilities - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥) item	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Other Payables and Accrued Liabilities
Number of civil proceedings	1
Number of individual investors prosecuted the entity	3
Contingent liabilities	¥ 1,300	$ 201	¥ 9,037